NOTE PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes Payable [Abstract]
Interest expense on note payable to related party	$ 174,588	$ 154,499
Interest expense on notes payable	34,070	59,768
Amortization of debt discount	$ 207,285	$ 181,426